EQUITY AND SHARE-BASED COMPENSATION 10K (Tables)	12 Months Ended
Dec. 31, 2013
EQUITY AND SHARE-BASED COMPENSATION [Abstract]
Summary of stock option and warrant activity
A summary of stock option and warrant activity for 2013 and 2012 follows.

	Options			Equity and Liability Warrants
	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2012	192,944	$54.00	6.3	233,947	$208.00	1.7
Granted	29,060	30.00		423,782	20.00
Impact of anti-dilution clauses	-	NA		518,720	NA
Impact of amendment	-	NA		78,215	NA
Exercised	-	NA		(25,015)	20.00
Forfeited, expired or cancelled	(52,750)	68.00		(422,880)	86.00
Outstanding, December 31, 2012	169,254	32.00	6.3	806,769	24.00	3.5
Granted or issued	40,000	15.38		1,859,111	6.85
Impact of anti-dilution clauses	-	NA		385,292	NA
Impact of amendment	-	NA		(496,061)	NA
Exercised	-	NA		-	-
Forfeited, expired or cancelled	(29,817)	50.58		(148,829)	66.92
Outstanding, December 31, 2013	179,437	$24.28	6.2	2,406,282	$6.33	4.5
Exercisable, December 31, 2013	157,012	$25.23	5.9	2,320,567	$6.32	4.4

Share-based compensation expenses included in selling, general and administrative expenses
Share-based compensation expenses related to options are included in selling, general and administrative expenses in the statements of operations, and consisted of the following (in thousands):

	2013	2012
Consultants	$16	$42
Directors	262	285
Employees	127	152
Executive officers	133	444
Total share-based compensation expense, options	$538	$923

Summary of option activity
A summary of stock option and warrant activity for 2013 and 2012 follows.

	Options			Equity and Liability Warrants
	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2012	192,944	$54.00	6.3	233,947	$208.00	1.7
Granted	29,060	30.00		423,782	20.00
Impact of anti-dilution clauses	-	NA		518,720	NA
Impact of amendment	-	NA		78,215	NA
Exercised	-	NA		(25,015)	20.00
Forfeited, expired or cancelled	(52,750)	68.00		(422,880)	86.00
Outstanding, December 31, 2012	169,254	32.00	6.3	806,769	24.00	3.5
Granted or issued	40,000	15.38		1,859,111	6.85
Impact of anti-dilution clauses	-	NA		385,292	NA
Impact of amendment	-	NA		(496,061)	NA
Exercised	-	NA		-	-
Forfeited, expired or cancelled	(29,817)	50.58		(148,829)	66.92
Outstanding, December 31, 2013	179,437	$24.28	6.2	2,406,282	$6.33	4.5
Exercisable, December 31, 2013	157,012	$25.23	5.9	2,320,567	$6.32	4.4

Weighted-average assumptions used in valuing stock options
As of December 31, 2013, our outstanding options have no intrinsic value.  The average fair value of options granted was $11.18 per share in 2013 and $20.00 per share in 2012.  The following are the assumptions used in valuing stock options:

	2013	2012

Assumed volatility	119.2%-122.3%	104.4%-113.3%
	(121.1% weighted average)	(109.2% weighted average)
Assumed risk free interest rate	0.7%-1.4%	0.2%-1.0%
	(0.9% weighted average)	(0.9% weighted average)
Average expected life of options (in years)	6.2	6.1
Expected dividends	-	-
Forfeiture rate	5%	5%

Summary of information related to outstanding and exercisable options
The following table summarizes information related to outstanding and exercisable options:

	As of December 31, 2013
	Outstanding			Exercisable
Range of Exercise Prices	Shares Underlying Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Shares Underlying Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$6.00 to $16.00	135,989	7.0	$15.82	114,636	6.8	$16.00
$28.00	1,457	7.2	28.00	1,457	8.2	28.00
$40.00	23,991	4.8	40.00	23,991	4.8	40.00
$60.00	15,000	1.0	60.00	15,000	1.0	60.00
$74.00	2,500	7.2	74.00	1,428	7.2	74.00
$242.00	500	2.0	242.00	500	2.0	242.00
$16.00 to $242.00	179,437	6.2	$24.28	157,012	5.9	$25.23

Summary of warrant activity
Certain equity issuance in 2013 and 2012 triggered the antidilution clauses in certain liability warrants and, as a result, we were required to lower the exercise price and increase the number of shares underlying certain liability warrants.  In addition, certain amendments required us to lower the exercise price and increase the numbers of shares underlying certain warrants.

	Equity Warrants			Liability Warrants
	Shares Underlying	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Shares Underlying	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Balance, January 1, 2011	17,372	3.5	$60.00	216,575	1.5	$220.00
Granted	-		-	423,782		20.00
Impact of antidilution clauses	-		-	518,720		NA
Impact of amendment	-		-	78,215		NA
Exercised	-		-	(25,015)		20.00
Forfeited, expired or cancelled	(11,616)		44.00	(411,264)		88.00
Outstanding, December 31, 2012	5,756	2.4	90.00	801,013	3.5	24.00
Granted	1,820,711		6.66	38,400		16.00
Impact of antidilution clauses	-		-	385,292		NA
Impact of amendment	(8,711)		-	(487,350)		NA
Exercised	-		-	-		NA
Forfeited, expired or cancelled	(2,722)		137.60	(146,107)		65.60
Outstanding, December 31, 2013	1,815,034	5.0	$6.69	591,248	2.9	$5.24
Exercisable, December 31, 2013	1,729,319	5.0	$6.69	591,248	2.9	$5.24

Summary of information related to outstanding and exercisable warrants
The following table summarizes information related to outstanding and exercisable warrants:

		Outstanding			Exercisable
Range of Exercise Prices	Type of Warrant	Shares Under Warrants	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Shares Under Warrants	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$5.24	Liability	591,248	2.9	$5.24	591,248	2.9	$5.24
$6.55	Equity	1,800,001	5.0	6.55	1,714,286	5.0	6.55
$16.00 to $16.80	Equity	12,004	4.5	16.40	12,004	4.5	16.40
$46.80	Equity	3,029	2.9	46.80	3,029	2.9	46.80
		2,406,282	4.5	$6.33	2,320,567	4.4	$6.32